APRIL 30, 2013

PROSPECTUS

BlackRock Funds III  |  Class K Shares

➢	LifePath® Index Retirement Portfolio

LIRKX

➢	LifePath® Index 2020 Portfolio

LIMKX

➢	LifePath® Index 2025 Portfolio

LIBKX

➢	LifePath® Index 2030 Portfolio

LINKX

➢	LifePath® Index 2035 Portfolio

LIJKX

➢	LifePath® Index 2040 Portfolio

LIKKX

➢	LifePath® Index 2045 Portfolio

LIHKX

➢	LifePath® Index 2050 Portfolio

LIPKX

➢	LifePath® Index 2055 Portfolio

LIVKX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio Overview	Key facts and details about the Portfolios, including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About LifePath® Index Retirement Portfolio	3
	Key Facts About LifePath® Index 2020 Portfolio	9
	Key Facts About LifePath® Index 2025 Portfolio	16
	Key Facts About LifePath® Index 2030 Portfolio	23
	Key Facts About LifePath® Index 2035 Portfolio	30
	Key Facts About LifePath® Index 2040 Portfolio	37
	Key Facts About LifePath® Index 2045 Portfolio	44
	Key Facts About LifePath® Index 2050 Portfolio	51
	Key Facts About LifePath® Index 2055 Portfolio	58
	Important Additional Information	64

Details About the Portfolios	Investment Time Horizons	65
	A Further Discussion of Principal Investment Strategies	67
	Information About the Underlying Funds	67
	A Further Discussion of Risk Factors	73

Account Information	Details About the Share Class	80
	How to Buy, Sell and Transfer Shares	80
	Portfolios’ Rights	82
	Short-Term Trading Policy	82
	Master/Feeder and Fund of Funds Structures	83

Management of the Portfolios	Information about BlackRock Fund Advisors and the Portfolio Managers
	Investment Adviser	84
	Portfolio Managers	85
	Conflicts of Interest	86
	Valuation of Portfolio Investments	86
	Dividends, Distributions and Taxes	87

Financial Highlights	Financial Performance of the Portfolios	89

General Information	Shareholder Documents	98
	Certain Portfolio Policies	98
	Statement of Additional Information	99
	Disclaimers	99

Glossary	Glossary of Investment Terms	103

For More Information	Portfolios and Service Providers	Inside Back Cover

Additional Information	Back Cover

LifePath® is a registered service mark of BlackRock Institutional Trust Company, N.A. and the LifePath products are covered by U.S. Patents 5,812,987 and 6,336,102.

Portfolio Overview

Key Facts about LifePath® Index Retirement Portfolio

Investment Objective

LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index Retirement Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.22%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	0.19%
Acquired Fund Fees and Expenses[3,4]	0.12%
Total Annual Fund Operating Expenses[4]	0.39%
Fee Waivers and/or Expense Reimbursements[5]	(0.22)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.17%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio’s share of the allocated expenses of LifePath® Index Retirement Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index Retirement Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% of average daily net assets for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index Retirement Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$17	$103	$197	$471

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index Retirement Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index Retirement Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index Retirement Portfolio Custom Benchmark. LifePath Index Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets now or in the near future. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 38% of its assets in Underlying Funds designed to track particular equity indexes, 62% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

The Portfolio’s selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The Portfolio’s selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Portfolio’s risk profile.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the best of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index Retirement Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Index Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index Retirement Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index Retirement Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 4.89% (quarter ended March 31, 2012) and the lowest return for a quarter was –0.30% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 3.09%.

As of 12/31/12 Average Annual Total Returns	1 Year	Since Inception (May 31, 2011)
LifePath Index Retirement Portfolio — Class K
Return Before Taxes	9.17%	5.29%
Return After Taxes on Distributions	8.68%	4.65%
Return After Taxes on Distributions and Sale of Shares	6.10%	4.19%
LifePath Index Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	9.35%	5.34%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	4.21%	5.64%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

Portfolio Overview

Key Facts about LifePath® Index 2020 Portfolio

Investment Objective

LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2020 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.22%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	0.19%
Acquired Fund Fees and Expenses[3,4]	0.14%
Total Annual Fund Operating Expenses[4]	0.41%
Fee Waivers and/or Expense Reimbursements[5]	(0.22)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.19%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio’s share of the allocated expenses of LifePath® Index 2020 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2020 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2020 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$19	$109	$208	$496

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2020 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2020 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2020 Portfolio Custom Benchmark. LifePath Index 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 52% of its assets in Underlying Funds designed to track particular equity indexes, 48% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk—The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2020 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2020 Portfolio to that of the Russell 1000 Index and the LifePath Index 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2020 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index 2020 Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 6.98% (quarter ended March 31, 2012) and the lowest return for a quarter was –1.49% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 4.27%.

As of 12/31/12 Average Annual Total Returns	1 Year		Since Inception (May 31, 2011)
LifePath Index 2020 Portfolio — Class K
Return Before Taxes Return After Taxes on Distributions	11.36 10.84	% %	4.49 3.92	% %
Return After Taxes on Distributions and Sale of Shares	7.59%		3.57%
LifePath Index 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	11.45%		4.51%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%		5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

Portfolio Overview

Key Facts about LifePath® Index 2025 Portfolio

Investment Objective

LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2025 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.28%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	0.25%
Acquired Fund Fees and Expenses[3,4]	0.15%
Total Annual Fund Operating Expenses[4]	0.48%
Fee Waivers and/or Expense Reimbursements[5]	(0.28)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.20%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio’s share of the allocated expenses of LifePath® Index 2025 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2025 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2025 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$20	$126	$241	$577

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2025 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2025 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2025 Portfolio Custom Benchmark. LifePath Index 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 61% of its assets in Underlying Funds designed to track particular equity indexes, 39% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2025 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2025 Portfolio to that of the Russell 1000 Index and the LifePath Index 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2025 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index 2025 Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 8.08% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.06% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.02%.

As of 12/31/12 Average Annual Total Returns	1 Year	Since Inception (May 31, 2011)
LifePath Index 2025 Portfolio — Class K
Return Before Taxes	12.34%	4.12%
Return After Taxes on Distributions	11.81%	3.57%
Return After Taxes on Distributions and Sale of Shares	8.25%	3.28%
LifePath Index 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	12.48%	4.19%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

Portfolio Overview

Key Facts about LifePath® Index 2030 Portfolio

Investment Objective

LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2030 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.25%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	0.22%
Acquired Fund Fees and Expenses[3,4]	0.16%
Total Annual Fund Operating Expenses[4]	0.46%
Fee Waivers and/or Expense Reimbursements[5]	(0.25)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.21%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio’s share of the allocated expenses of LifePath® Index 2030 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2030 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2030 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$22	$122	$233	$555

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2030 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2030 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2030 Portfolio Custom Benchmark. LifePath Index 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 69% of its assets in Underlying Funds designed to track particular equity indexes, 31% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2030 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2030 Portfolio to that of the Russell 1000 Index and the LifePath Index 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2030 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index 2030 Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 9.01% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.69% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.49%.

As of 12/31/12 Average Annual Total Returns	1 Year		Since Inception (May 31, 2011)
LifePath Index 2030 Portfolio — Class K
Return Before Taxes Return After Taxes on Distributions	13.28 12.73	% %	3.84 3.32	% %
Return After Taxes on Distributions and Sale of Shares	8.90%		3.07%
LifePath Index 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	13.38%		3.88%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%		5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

Portfolio Overview

Key Facts about LifePath® Index 2035 Portfolio

Investment Objective

LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2035 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.37%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	0.34%
Acquired Fund Fees and Expenses[3,4]	0.17%
Total Annual Fund Operating Expenses[4]	0.59%
Fee Waivers and/or Expense Reimbursements[5]	(0.37)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.22%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio’s share of the allocated expenses of LifePath® Index 2035 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2035 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2035 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$23	$152	$292	$703

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2035 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2035 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2035 Portfolio Custom Benchmark. LifePath Index 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 75% of its assets in Underlying Funds designed to track particular equity indexes, 25% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2035 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2035 Portfolio to that of the Russell 1000 Index and the LifePath Index 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2035 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index 2035 Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 9.85% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.19% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.96%.

As of 12/31/12 Average Annual Total Returns	1 Year	Since Inception (May 31, 2011)
LifePath Index 2035 Portfolio — Class K
Return Before Taxes	14.07%	3.54%
Return After Taxes on Distributions	13.49%	3.03%
Return After Taxes on Distributions and Sale of Shares	9.42%	2.83%
LifePath Index 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	14.18%	3.59%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

Portfolio Overview

Key Facts about LifePath® Index 2040 Portfolio

Investment Objective

LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2040 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.32%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	0.29%
Acquired Fund Fees and Expenses[3,4]	0.17%
Total Annual Fund Operating Expenses[4]	0.54%
Fee Waivers and/or Expense Reimbursements[5]	(0.32)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.22%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio’s share of the allocated expenses of LifePath® Index 2040 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2040 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2040 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$23	$141	$270	$646

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2040 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2040 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2040 Portfolio Custom Benchmark. LifePath Index 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 81% of its assets in Underlying Funds designed to track particular equity indexes, 19% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2040 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2040 Portfolio to that of the Russell 1000 Index and the LifePath Index 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2040 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index 2040 Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 10.65% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.49% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 6.52%.

As of 12/31/12 Average Annual Total Returns	1 Year		Since Inception (May 31, 2011)
LifePath Index 2040 Portfolio — Class K
Return Before Taxes Return After Taxes on Distributions	15.03 14.50	% %	3.33 2.87	% %
Return After Taxes on Distributions and Sale of Shares	10.07%		2.69%
LifePath Index 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	14.92%		3.31%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%		5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

Portfolio Overview

Key Facts about LifePath® Index 2045 Portfolio

Investment Objective

LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2045 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.68%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	0.65%
Acquired Fund Fees and Expenses[3,4]	0.18%
Total Annual Fund Operating Expenses[4]	0.91%
Fee Waivers and/or Expense Reimbursements[5]	(0.68)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.23%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio’s share of the allocated expenses of LifePath® Index 2045 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2045 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2045 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$24	$222	$437	$1,057

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2045 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2045 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2045 Portfolio Custom Benchmark. LifePath Index 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 87% of its assets in Underlying Funds designed to track particular equity indexes, 13% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2045 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2045 Portfolio to that of the Russell 1000 Index and the LifePath Index 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2045 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index 2045 Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 11.34% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.91% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.00%.

As of 12/31/12 Average Annual Total Returns	1 Year		Since Inception (May 31, 2011)
LifePath Index 2045 Portfolio — Class K
Return Before Taxes Return After Taxes on Distributions	15.61 15.11	% %	2.90 2.48	% %
Return After Taxes on Distributions and Sale of Shares	10.44%		2.34%
LifePath Index 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	15.59%		3.02%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%		5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

Portfolio Overview

Key Facts about LifePath® Index 2050 Portfolio

Investment Objective

LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2050 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.77%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	0.74%
Acquired Fund Fees and Expenses[3,4]	0.18%
Total Annual Fund Operating Expenses[4]	1.00%
Fee Waivers and/or Expense Reimbursements[5]	(0.77)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.23%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio’s share of the allocated expenses of LifePath® Index 2050 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2050 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2050 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$24	$242	$477	$1,154

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2050 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2050 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2050 Portfolio Custom Benchmark. LifePath Index 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 92% of its assets in Underlying Funds designed to track particular equity indexes, 8% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2050 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2050 Portfolio to that of the Russell 1000 Index and the LifePath Index 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2050 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index 2050 Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.10% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.34% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.37%.

As of 12/31/12 Average Annual Total Returns	1 Year	Since Inception (May 31, 2011)
LifePath Index 2050 Portfolio — Class K
Return Before Taxes	16.37%	2.71%
Return After Taxes on Distributions	15.90%	2.34%
Return After Taxes on Distributions and Sale of Shares	10.95%	2.22%
LifePath Index 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.25%	2.76%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

Portfolio Overview

Key Facts about LifePath® Index 2055 Portfolio

Investment Objective

LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2055 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	2.74%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	2.71%
Acquired Fund Fees and Expenses[3,4]	0.19%
Total Annual Fund Operating Expenses[4]	2.98%
Fee Waivers and/or Expense Reimbursements[5]	(2.74)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.24%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio’s share of the allocated expenses of LifePath® Index 2055 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2055 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 84-88, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2055 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$25	$294	$585	$1,411

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2055 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2055 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2055 Portfolio Custom Benchmark. LifePath Index 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of April 15, 2013, the Portfolio held approximately 98% of its assets in Underlying Funds designed to track particular equity indexes, 2% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

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Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

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Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

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REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

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Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

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U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

The information shows you how the LifePath Index 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2055 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2055 Portfolio to that of the Russell 1000 Index and the LifePath Index 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2055 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The LifePath Index 2055 Portfolio Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath Index 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares

ANNUAL TOTAL RETURNS

LifePath Index 2055 Portfolio

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.44% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.66% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.84%.

As of 12/31/12 Average Annual Total Returns	1 Year		Since Inception (May 31, 2011)
LifePath Index 2055 Portfolio — Class K
Return Before Taxes Return After Taxes on Distributions	16.83 16.31	% %	2.52 2.12	% %
Return After Taxes on Distributions and Sale of Shares	11.32%		2.05%
LifePath Index 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.71%		2.51%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%		5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Portfolio Shares

Class K Shares of each Portfolio are available only to (i) qualified recordkeepers with a distribution and/or fund servicing agreement (establishing an omnibus trading relationship) maintained with the Portfolio’s distributor, or (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan, or (iii) employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, “Institutions”). You may purchase or redeem shares of a Portfolio each day the New York Stock Exchange is open. Class K Shares are normally purchased through a customer’s account at an Institution through procedures established by such Institution. Each Portfolio’s initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

Tax Information

Because of the special tax rules applicable to investments by qualified plans exempt from tax under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), if you invest through such a plan, you will not be taxed on dividends paid by the Portfolios or on the proceeds of a redemption or an exchange of shares of the Portfolios, provided the shares are not debt-financed property to you. Different tax consequences apply to a shareholder that does not satisfy the requirements of Section 401(a) or 501(a) of the Internal Revenue Code.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary, each Portfolio and BlackRock Investments, LLC, the Portfolio’s distributor, or its affiliates may pay the intermediary for the sale of the Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Details About the Portfolios

This prospectus includes information about LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio”), LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio”), LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio”), LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio”), LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio”), LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio”), LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio”), LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio”) and LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio”) (each a “Portfolio” and together the “Portfolios”), each a series of BlackRock Funds III (the “Trust”), including how to buy and sell shares, management information, shareholder features and your rights as a shareholder.

Investment Time Horizon

Each Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many Portfolio investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other Portfolio investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each Portfolio has its own time horizon, as described in its investment objective in the applicable “Portfolio Overview” section in this prospectus, which affects the targeted risk level of that Portfolio and, in turn, its asset allocation.

The allocations for LifePath Index Retirement Portfolio reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital. LifePath Index Retirement Portfolio is designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, LifePath Index Retirement Portfolio seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. There is no guarantee that the performance of LifePath Index Retirement Portfolio will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor’s portfolio changes.

Each Portfolio has a distinct investment objective tied to its time horizon:

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LifePath Index Retirement Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

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LifePath Index 2020 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.

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LifePath Index 2025 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.

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LifePath Index 2030 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.

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LifePath Index 2035 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.

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LifePath Index 2040 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.

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LifePath Index 2045 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.

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LifePath Index 2050 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.

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LifePath Index 2055 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.

The investment objective of each Portfolio is a non-fundamental policy and may be changed upon 30 days’ prior notice to shareholders. You should carefully consider the asset allocation and risks of each Portfolio before deciding whether to invest.

The Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. The equity and bond securities will be accessed by investment in the appropriate category of Underlying Funds comprised of investment companies that seek to track the results of various indexes. Each Portfolio invests all of its assets in a corresponding “master” portfolio (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”), a mutual fund that has the same objective and strategies as the applicable Portfolio. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. LifePath Index Retirement Portfolio invests all of its assets in LifePath® Index Retirement Master Portfolio (the “LifePath Index Retirement Master Portfolio”). LifePath Index 2020 Portfolio invests all of its assets in LifePath® Index 2020 Master Portfolio (the “LifePath Index 2020 Master Portfolio”). LifePath Index 2025 Portfolio invests all of its assets in LifePath® Index 2025 Master Portfolio (the “LifePath Index 2025 Master Portfolio”). LifePath Index 2030 Portfolio invests all of its assets in LifePath® Index 2030 Master Portfolio (the “LifePath Index 2030 Master Portfolio”). LifePath Index 2035 Portfolio invests all of its assets in LifePath® Index 2035 Master Portfolio (the “LifePath Index 2035 Master Portfolio”). LifePath Index 2040 Portfolio invests all of its assets in LifePath® Index 2040 Master Portfolio (the “LifePath Index 2040 Master Portfolio”). LifePath Index 2045 Portfolio invests all of its assets in LifePath® Index 2045 Master Portfolio (the “LifePath Index 2045 Master Portfolio”). LifePath Index 2050 Portfolio invests all of its assets in LifePath® Index 2050 Master Portfolio (the “LifePath Index 2050 Master Portfolio”). LifePath Index 2055 Portfolio invests all of its assets in LifePath® Index 2055 Master Portfolio (the “LifePath Index 2055 Master Portfolio”). Each Portfolio’s investment results will correspond directly to the investment results of the applicable Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” to include the applicable Master Portfolio in which a Portfolio invests. A description of the relationship of the Portfolios to their respective Master Portfolios appears below under the heading “Account Information — Master/Feeder and Fund of Funds Structures.”

Which Portfolio to Consider

The first step in choosing which Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the Portfolios is actually a year — a “target year” when you might expect to begin withdrawing your money. Selecting the Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest Portfolio target year.

For example, let’s say that you are investing for retirement purposes, and that you expect to retire at age 65. If you are 45 years old, you have 20 years before retirement. By adding 20 to the current year, you can define your “target year.” If you expect to retire in the year 2033, as in this example, you may conclude that LifePath Index 2035 Portfolio is the most appropriate Portfolio for you.

The investment mix of the Portfolios gradually shifts from a greater concentration of higher-risk investments (namely, equity index funds) to a greater concentration of lower-risk investments (namely, bond index funds), thereby making the Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

■	The Portfolios’ investment strategies derive from the risk tolerance of average investors with a particular time horizon.

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The Portfolios’ time horizons are based on the year in their name, except for LifePath Index Retirement Portfolio, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a Portfolio with a shorter time horizon. The final choice is yours.

A Further Discussion of Principal Investment Strategies

Each Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds designed to track particular equity indexes, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds designed to track particular bond indexes, and in money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, Master Portfolios with shorter time horizons have lower expected returns than Master Portfolios with longer time horizons. In addition to investing in Underlying Funds, each Master Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the Portfolios’ combined statement of additional information (“SAI”).

As each Master Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Master Portfolio as it approaches its time horizon.

For example, LifePath Index Retirement Portfolio has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of LifePath Index Retirement Portfolio’s assets will continue to be allocated to Underlying Funds that track both equity and bond indexes.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a Portfolio’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds seek to track a mix of equity and bond indexes and may invest in money market instruments. In order to match the performance of the applicable benchmark index, certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the “Details About the Portfolios — A Further Discussion of Risk Factors” section of this prospectus. The Portfolios and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The investment model adjusts each Portfolio’s risk level by gradually making it more conservative as the year in the Portfolio’s name approaches, except for LifePath Index Retirement Portfolio, which is already in its most conservative phase.

When a Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Index Retirement Portfolio. Such Portfolio and LifePath Index Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the Trust’s Board of Trustees, they may be merged into a single fund.

Information About the Underlying Funds

Each Portfolio may invest in any of the Underlying Funds, which include additional portfolios of MIP designed to track the performance of certain indexes and other BlackRock index mutual funds (collectively, the “Underlying Index Funds”), BlackRock Cash Funds: Institutional (the “Underlying Money Market Fund”) and ETFs that are part of the iShares family of funds (“Underlying iShares Funds”). This section provides information about the Underlying Funds, including brief descriptions of the Underlying Funds’ investment goals and primary investment strategies.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may, at its discretion, add, eliminate or replace Underlying Funds at any time without notice to shareholders.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACWI ex-US Index Master Portfolio

ACWI ex-US Index Master Portfolio seeks to match the performance of the MSCI All Country World ex-US Index (the “MSCI ACWI ex-US Index”) in U.S. dollars with net dividends as closely as possible before the deduction of ACWI ex-US Index Master Portfolio expenses. ACWI ex-US Index Master Portfolio will be substantially invested in securities in the MSCI ACWI ex-US Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex-US Index. ACWI ex-US Index Master Portfolio will not attempt to buy or sell securities based on BFA’s economic, financial or market analysis, but will instead employ a “passive” investment approach.

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional seeks a high level of income consistent with liquidity and the preservation of capital. BlackRock Cash Funds: Institutional invests in high-quality, short-term money market instruments. Under normal circumstances, BlackRock Cash Funds: Institutional expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

Bond Index Master Portfolio

Bond Index Master Portfolio seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays U.S. Aggregate Index”). Securities are selected for investment by Bond Index Master Portfolio in accordance with their relative proportion within the Barclays U.S. Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA considers investments that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments comprising Bond Index Master Portfolio’s benchmark index. Bond Index Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of Bond Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays U.S. Aggregate Index, which, for Bond Index Master Portfolio, are considered bonds.

Master Small Cap Index Series

Master Small Cap Index Series seeks to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of fund expenses. Master Small Cap Index Series employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Master Small Cap Index Series will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller capitalization stocks. Master Small Cap Index Series may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, Master Small Cap Index Series may invest in a statistically selected sample of the stocks included in the Russell 2000. Master Small Cap Index Series will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

Russell 1000 Index Master Portfolio

Russell 1000 Index Master Portfolio seeks to match the performance of the Russell 1000® Index (the “Russell 1000”) as closely as possible before the deduction of fund expenses. Russell 1000 Index Master Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000. Russell 1000 Index Master Portfolio will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. It may also engage in futures transactions. At times, Russell 1000 Index Master Portfolio may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000. At those times, Russell 1000 Index Master Portfolio may choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks chosen are similar to the Russell 1000 as a whole.

Underlying iShares Funds

Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund’s portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund’s portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

iShares Core S&P 500 Index ETF seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index®, which measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2012, the S&P 500 Index® includes approximately 76% of the market capitalization of all publicly-traded U.S. equity securities. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

iShares S&P National AMT-Free Municipal Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. As of April 30, 2012, there were 9,018 issues in the S&P National AMT-Free Municipal Bond Index.

iShares S&P North American Natural Resources Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM, which measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Russell Midcap Index includes equity securities issued by issuers which range in size between $1.6 billion and $18.3 billion, although this range may change from time to time. As of March 31, 2012, the Russell Midcap Index represented approximately 31% of the total market capitalization of all publicly-traded U.S. equity securities.

iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index, which measures the performance of the small capitalization sector of the U.S. equity market and represents approximately 10% of the total market capitalization of all publicly-traded U.S. equity securities. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. As of March 31, 2012, the Russell 2000 Index represented approximately $1.4 trillion of the market capitalization of the Russell 3000 Index.

iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Major Index (the “Cohen & Steers Index”), which consists of selected REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which measures the stock performance of companies engaged in the ownership and development of the following real estate markets as defined by FTSE EPRA/NAREIT. As of March 31, 2012, the FTSE EPRA/NAREIT

Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: the Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of March 31, 2012, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index had a total market capitalization of approximately $450.5 billion.

iShares MSCI Canada Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index which consists of stocks traded primarily on the Toronto Stock Exchange.

iShares MSCI Canada Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Small Cap Index, which seeks to measure the performance of equity securities of small-capitalization companies, whose market capitalization, as calculated by the index provider, represents the bottom 14% of the Canadian securities market.

iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index, which has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE® Index includes stocks from Europe, Australasia and the Far East.

iShares MSCI EAFE Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index, which represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE® Index includes securities from Europe, Australasia and the Far East. Under MSCI’s Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market’s free float-adjusted market capitalization.

iShares MSCI Emerging Markets Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. As of June 30, 2012, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

iShares MSCI Emerging Markets Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Small Cap Index, which measures the performance of equity securities of small-capitalization companies, whose market capitalization represents the bottom 14% of companies in emerging market countries, as measured by market capitalization. As of June 30, 2012, the MSCI Emerging Markets Small Cap Index consisted of issuers in the following 21 emerging market countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

iShares Barclays 1-3 Year Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of April 30, 2012, the Barclays U.S. 1-3 Year Credit Bond Index had 896 issues.

iShares Barclays 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of April 30, 2012, the Barclays U.S. 1-3 Year Treasury Bond Index had 69 issues.

iShares Barclays 3-7 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 3-7 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of April 30, 2012, the Barclays U.S. 3-7 Year Treasury Bond Index had 88 issues.

iShares Barclays 7-10 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 7-10 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of April 30, 2012, the Barclays U.S. 7-10 Year Treasury Bond Index had 20 issues.

iShares Barclays 10-20 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 10-20 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than twenty years. As of April 30, 2012, the Barclays U.S. 10-20 Year Treasury Bond Index had 19 issues.

iShares Barclays 20+ Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 20+ Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of twenty years or more. As of April 30, 2012, the Barclays U.S. 20+ Year Treasury Bond Index had 18 issues.

iShares Core Total U.S. Bond Market ETF seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. As of April 30, 2012, the Barclays U.S. Aggregate Bond Index had 7,929 issues.

iShares Barclays Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year. As of April 30, 2012, the Barclays U.S. Credit Bond Index had 4,794 issues.

iShares Barclays Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year. As of April 30, 2012, the Barclays U.S. Government/Credit Bond Index had 5,782 issues.

iShares Barclays Intermediate Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. As of April 30, 2012, the Barclays U.S. Intermediate Credit Bond Index had 3,330 issues.

iShares Barclays Intermediate Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years. As of April 30, 2012, the Barclays U.S. Intermediate Government/Credit Bond Index had 4,222 issues.

iShares Barclays MBS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. MBS Index, which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae”), Fannie Mae and the Federal Home Loan Mortgage Corporation. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The iShares Barclays MBS Bond Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates.

iShares Barclays Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Short Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of April 30, 2012, the Barclays U.S. Short Treasury Bond Index had 64 issues.

iShares Barclays TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”

iShares J.P. Morgan USD Emerging Markets Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the J.P. Morgan EMBI Global Core Index, which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

iShares iBoxx $ High Yield Corporate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index, which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited. As of April 30, 2012, the iBoxx® $ Liquid High Yield Index included approximately 639 constituents.

iShares Core MSCI Total International Stock ETF seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI ex USA Investable Market Index, which is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States. As of September 30, 2012, the MSCI ACWI ex USA Investable Market Index consisted of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Morocco, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. As of September 30, 2012, the MSCI ACWI ex USA Investable Market Index was comprised of 6,136 securities.

*  *  *

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of April 15, 2013. BFA allocates each Master Portfolio’s assets among the Underlying Funds based on the Master Portfolio’s investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

Underlying Funds

(as of April 15, 2013)

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio
CAPITAL GROWTH
MIP — ACWI ex-US Master Portfolio	10.87%	14.56%	16.76%	18.55%	20.23%
MIP — Russell 1000 Index Master Portfolio	21.09%	29.64%	34.48%	38.87%	42.74%
Master SmallCap Index Series	4.16%	3.51%	3.17%	2.86%	2.56%
iShares MSCI EAFE Small Cap Index Fund	0.97%	1.34%	1.52%	1.71%	1.85%
iShares Cohen & Steers Realty Majors Index Fund	0.23%	1.60%	2.39%	3.07%	3.73%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	0.27%	1.81%	2.68%	3.48%	4.19%
CAPITAL GROWTH AND INCOME
MIP — Bond Index Master Portfolio	53.17%	40.80%	33.67%	27.33%	21.76%
iShares Barclays TIPS Bond Fund	9.12%	6.50%	5.25%	3.93%	2.80%
INCOME
BlackRock Cash Funds: Institutional — SL Agency Shares	0.12%	0.24%	0.08%	0.20%	0.14%

		LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
CAPITAL GROWTH
MIP — ACWI ex-US Master Portfolio		21.76%	23.18%	24.62%	25.86%
MIP — Russell 1000 Index Master Portfolio		46.19%	49.47%	52.47%	54.88%
Master SmallCap Index Series		2.33%	2.08%	1.90%	1.90%
iShares MSCI EAFE Small Cap Index Fund		2.02%	2.17%	2.20%	2.31%
iShares Cohen & Steers Realty Majors Index Fund		4.26%	4.79%	5.30%	5.95%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund		4.81%	5.37%	5.93%	6.68%
CAPITAL GROWTH AND INCOME
MIP — Bond Index Master Portfolio		16.77%	12.74%	7.38%	2.18%
iShares Barclays TIPS Bond Fund		1.65%	0.00%	0.00%	0.00%
INCOME
BlackRock Cash Funds: Institutional — SL Agency Shares		0.21%	0.20%	0.20%	0.24%

Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

“Standard & Poor’s®,” “S&P®,” “S&P 500 Index®,” “S&P National AMT-Free Municipal Bond IndexTM,” and “S&P North American Natural Resources Sector IndexTM” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A. (“BTC”). The iShares Core S&P 500 ETF, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“FTSE,” “EPRA,” “NAREIT” and “FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index” are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the “FTSE Licensor Parties”), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“Cohen & Steers” and “Cohen & Steers Realty Majors Index” are trademarks of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“Barclays Capital Inc.,” “Barclays U.S. 1-3 Year Credit Bond Index,” “Barclays U.S. 1-3 Year Treasury Bond Index,” “Barclays U.S. 3-7 Year Treasury Bond Index,” “Barclays U.S. 7-10 Year Treasury Bond Index,” “Barclays U.S. 10-20 Year Treasury Bond Index,” “Barclays U.S. 20+ Year Treasury Bond Index,” “Barclays U.S. Aggregate Bond Index,” “Barclays U.S. Credit Bond Index,” “Barclays U.S. Government/Credit Bond Index,” “Barclays U.S. Intermediate Credit Bond Index,” “Barclays U.S. Intermediate Government/Credit Bond Index,” “Barclays U.S. MBS Index,” “Barclays U.S. Short Treasury Bond Index,” and the “Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)” (collectively referred to as the “iShares Bond Fund Indexes”) are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Core Total U.S. Bond Market ETF, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. (“Barclays Capital”), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

“MSCI ACWI ex USA Investable Market Index,” “MSCI Canada IndexSM,” “MSCI Canada Small Cap Index,” “MSCI EAFE® Index,” “MSCI Emerging Markets IndexSM” and “MSCI Emerging Markets Small Cap Index” are servicemarks and “MSCI EAFE Small Cap Index” is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares Core MSCI Total International Stock ETF iShares MSCI Canada Index Fund, iShares MSCI Canada Small Cap Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund, iShares MSCI Emerging Markets Index Fund and iShares MSCI Emerging Markets Small Cap Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A Further Discussion of Risk Factors

This section contains a description of the general risks of investing in the Portfolios. The “Investment Objectives and Policies” section in the SAI also includes more information about the Portfolios, their investments and the related risks. There can be no guarantee that a Portfolio will meet its objective or that a Portfolio’s performance will be positive for any period of time. An investment in a Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. Each Portfolio invests all of its assets in the applicable Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to a Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

Principal Risks of Investing in the Portfolios

Allocation Risk — The Portfolios’ ability to achieve their investment goals depends upon the Portfolios’ asset class allocation and the mix of Underlying Funds. There is a risk that asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds’ performance may be lower than the performance of the indexes whose performance they were designed to match. The Underlying Funds may change their investment objectives or policies without the approval of the Portfolios. If an Underlying Fund were to change its investment objective or policies, the Portfolios might be forced to withdraw their investment from the Underlying Fund at a disadvantageous time and price.

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolios’ investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Portfolio’s hedging transactions will be effective. The use of hedging may invoke the application of the mark-to-market and straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Portfolio and may impact whether dividends paid by the Portfolio are classified as capital gains or ordinary income. The use of derivatives increases the risk that the Portfolio will be unable to close out certain hedged positions to avoid adverse tax consequences.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. In particular, the Dodd-Frank Wall Street Reform Act (the “Reform Act”) may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Reform Act substantially increases regulation of the over-the-counter derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include over-the-counter derivatives and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, the Portfolio may be subject to additional recordkeeping and reporting requirements.

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolios could lose the entire value of their investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolios’ investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Portfolios could decline if the financial condition of the companies the Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolios will lose money. In particular, the Portfolios are subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Portfolios to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States — The Portfolios generally hold their foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Portfolios’ ability to recover their assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Portfolios can earn on their investments and typically results in a higher operating expense ratio for the Portfolios than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which the Portfolios invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Portfolios.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Portfolios’ ability to purchase or sell foreign securities or transfer the Portfolios’ assets or income back into the United States, or otherwise adversely affect the Portfolios’ operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Portfolios’ investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Portfolios’ investments.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Portfolios to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Portfolios’ management to completely and accurately determine a company’s financial condition.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Portfolios to carry out transactions. If the Portfolios cannot settle or are delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of their assets may be uninvested with no return earned thereon for some period. If the Portfolios cannot settle or are delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Portfolios could be liable for any losses incurred.

European Economic Risk — The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the Euro, the common currency of the European Union, and/ or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

Investments in Mutual Funds and ETFs Risk — The Portfolios invest substantially all of their assets in Underlying Funds, so the Portfolios’ investment performance is directly related to the performance of the Underlying Funds. The Portfolios may also directly invest in ETFs. Each Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolios will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs. For example, the Portfolios indirectly pay a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds and ETFs. Additionally, in managing a Portfolio, BFA will have the authority to select and substitute Underlying Funds and BFA may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to BFA or its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds.

One Underlying Fund may buy the same securities that another Underlying Fund sells. Also, an investor in a Portfolio may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund by the Portfolio. Certain of the Underlying Funds may hold common portfolio securities, thereby reducing the diversification benefits of the Portfolios.

In order to minimize expenses, the Portfolios intend generally to invest in the class of shares of each Underlying Fund with the lowest shareholder fees and net fund operating expenses. However, when deciding between investing in an

Underlying iShares Fund and an Underlying Index Fund benchmarked to the same index, should other factors warrant, the Portfolios may not necessarily invest in the Underlying Fund with the lowest shareholder fees and net fund operating expense ratio. As the Underlying Funds or the Portfolios’ allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Portfolios may increase or decrease.

Underlying iShares Funds are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolios. The major risks of junk bond investments include:

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Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

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Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

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Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

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Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Portfolios before it matures. If the issuer redeems junk bonds, the Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

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Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Portfolios’ securities than is the case with securities trading in a more liquid market.

■	The Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

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The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose a Portfolio to greater risk and increase its costs. As an open-end investment company registered with the Securities and Exchange Commission (“SEC”), each Portfolio is subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “Investment Company Act”), the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, each Portfolio must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Portfolios’ investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Portfolios’ investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of housing values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Portfolios may invest may also provide a degree of investment leverage, which could cause the Portfolios to lose all or substantially all of their investment.

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolios may have to invest their proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

REIT Investment Risk — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An Underlying Index Fund or Underlying iShares Fund may or may not hold every security in the index. When an Underlying Index Fund or Underlying iShares Fund deviates from a full replication indexing strategy to utilize a representative sampling strategy, the Underlying Index Fund or Underlying iShares Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Underlying Fund may not have an investment profile similar to those of its index.

Retirement Income Risk — The Portfolios do not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolios also do not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the applicable Portfolio’s name, if applicable; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolios may lose money and there may be a delay in recovering the loaned securities. The Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolios.

Tracking Error Risk — Imperfect correlation between an Underlying Fund’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the Underlying Fund’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an Underlying Fund’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility and other unusual market conditions. Tracking error may also result because an Underlying Fund incurs fees and expenses while its underlying index does not.

U.S. Government Obligations Risk — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., Ginnie Mae); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Other Risks of Investing in the Portfolios

The Portfolios may also be subject to certain other risks associated with their investments and investment strategies, including:

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in a Portfolio’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Portfolio’s net assets decrease due to market declines or redemptions, the Portfolio’s expenses will increase as a percentage of Portfolio net assets. During periods of high market volatility, these increases in the Portfolio’s expense ratio could be significant.

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that a Portfolio’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Portfolio will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if a Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain securities, a Portfolio, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Account Information

Details about the Share Class

Each Portfolio currently offers multiple share classes (Class K in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Class K Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine whether you are eligible to buy Class K Shares.

Each Portfolio’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA. BFA and its affiliates are referred to in this prospectus as “BlackRock”.

The table below summarizes key features of the Class K Share class offered by this prospectus.

Class K Share Class at a Glance

Class K Shares
Availability	Available only to (i) qualified recordkeepers with a distribution and/or fund servicing agreement (establishing an omnibus trading relationship) maintained with the Portfolios’ Distributor, or (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan, or (iii) employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor (each, an “Institution” and collectively, the “Institutions”).
Minimum Investment	$1
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Portfolio.
Deferred Sales Charge?	No.
Distribution and Service (12b-1) Fees?	No.
Redemption Fees?	No.

Class K Shares are normally purchased through a customer’s account at an Institution through procedures established by the Institution. In these cases, confirmation of share purchases and redemptions will be sent to the Institutions. A customer’s ownership of shares will be recorded by the Institution and reflected in the account statements provided by the Institution to its customers. Investors wishing to purchase Class K Shares should contact their Institutions.

If you transfer your investment from an Institution to a type of account, such as an individual retirement account, that is not an eligible Class K Share investor in the Portfolios, you must liquidate your investment in Class K Shares of the Portfolios and purchase a share class of another series of the Trust or another fund advised by BlackRock or its affiliates that is available for purchase by that type of account.

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial intermediary. Because the selection of a mutual fund involves many considerations, your financial intermediary may help you with this decision.

Each Portfolio may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Portfolio at any time for any reason. In addition, the Portfolios may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Portfolio may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment	There is a $1 minimum investment for all accounts.
Have your financial intermediary submit your purchase order

The price of your shares is based on the next calculation of the Portfolio’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown in the applicable Portfolio’s “Fees and Expenses” table.

The Portfolio may reject any order to buy shares and may suspend the sale of shares at any time. Other financial intermediaries may charge a processing fee to confirm a purchase.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is $1.
	Have your financial intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your financial intermediary.
	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please contact your financial intermediary.
How to Pay for Shares	Making payment for purchases

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your financial intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial intermediary will be responsible for any loss to the Portfolio.

How to Sell Shares

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your financial intermediary submit your sales order

You can make redemption requests through your financial intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the financial intermediary involved, and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries.

The price of Class K Shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares.

Each Portfolio may reject an order to sell shares under certain circumstances.

How to Transfer your Account

	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary	Transfer to a participating financial intermediary

You may transfer your Class K Shares of the Portfolio only to another securities dealer that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

Please contact your financial intermediary to accomplish the transfer of shares.

Transfer to a non-participating financial intermediary

You must either:

•  Transfer your Class K Shares to an account with the Portfolio; or

•  Sell your Class K Shares, paying any applicable deferred sales charge.

Please contact your financial intermediary to accomplish the transfer of shares.

Portfolios’ Rights

Each Portfolio may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

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Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before a Portfolio has collected payment for the purchase of shares,

■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Short-Term Trading Policy

The Boards of Trustees of the Trust and MIP have determined that the interests of long-term shareholders and a Portfolio’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Portfolios are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Portfolio and its shareholders. For example, large flows of cash into and out of a Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio’s investment goal. Frequent trading may cause a Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Portfolio’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Portfolio will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Portfolio Investments.”

Each Portfolio discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to the Portfolio or long-term shareholders. The Boards of Trustees of the Trust and MIP have approved the policies discussed below to seek to deter market timing activity. The Boards of Trustees of the Trust and MIP have not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because certain legitimate strategies will not result in harm to a Portfolio or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Portfolio believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Portfolio rejects your purchase or exchange order, you will not be able to execute that transaction, and the Portfolio will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Portfolio, the Portfolio may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Portfolio. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Portfolio with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Portfolio. While each Portfolio monitors for market timing activity, a Portfolio may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Portfolio. The Distributor has entered into agreements with respect to financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Portfolio’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by a Portfolio to be engaged in market timing or other improper trading activity, the Portfolio’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

A Portfolio may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Portfolio or long-term shareholders.

Master/Feeder and Fund of Funds Structures

The Portfolios do not have their own investment adviser. Instead, each Portfolio invests all of its assets in the corresponding Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Portfolios.

Feeder Fund Expenses

Feeder funds, including the Portfolios, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights

Under the master/feeder structure, the Trust’s Board of Trustees retains the right to withdraw a Portfolio’s assets from its Master Portfolio if it believes doing so is in the best interests of the Portfolio’s shareholders. If the Trust’s Board of Trustees decides to withdraw a Portfolio’s assets, it would then consider whether the Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

Fund of Funds

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the certain Underlying Funds that are advised by BFA or its affiliates. Each Master Portfolio charges for its own direct expenses, in addition to bearing a pro rata share of the expenses charged by the Underlying Funds in which it invests.

Management of the Portfolios

Investment Adviser

BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio and, along with certain affiliates, serves as investment adviser to the Underlying Funds. BFA manages the investment of the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to each Master Portfolio, BFA is entitled to receive an annual management fee of 0.05% of such Master Portfolio’s average daily net assets.

BFA, along with certain affiliates, provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios and receives investment advisory fees for such services to the Underlying Funds that differ from the fees described in this prospectus for the Portfolios. In addition, BlackRock Advisors, LLC (“BAL”), along with certain affiliates, provides administration services to certain Underlying Funds and, for those services, may receive administration fees from those Underlying Funds.

For the fiscal year ended December 31, 2012, each Master Portfolio paid BFA management fees at the following management fee rate, net of applicable waivers:

Master Portfolio	Management Fee Rate (Net of Applicable Waivers)
LifePath Index Retirement Master Portfolio	0.03%
LifePath Index 2020 Master Portfolio	0.03%
LifePath Index 2025 Master Portfolio	0.02%
LifePath Index 2030 Master Portfolio	0.03%
LifePath Index 2035 Master Portfolio	0.01%
LifePath Index 2040 Master Portfolio	0.01%
LifePath Index 2045 Master Portfolio	0.01%
LifePath Index 2050 Master Portfolio	0.01%
LifePath Index 2055 Master Portfolio	0.01%

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is an indirect wholly-owned subsidiary of BlackRock, Inc. As of March 31, 2013, BFA and its affiliates had approximately $3.936 trillion in investment company and other portfolio assets under management.

The Trust, on behalf of the Portfolios, has entered into an administration agreement with BAL to act as each Portfolio’s administrator (in such capacity, the “Administrator”). The Administrator receives for its services to each Portfolio monthly compensation at the annual rate of 0.03% of the average daily net assets of the Portfolio.

BFA and BAL, as each Portfolio’s administrator, have agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Portfolio’s business (if any) of Class K Shares of the Portfolios at the levels shown below (and in the Portfolio’s fees and expenses table in the “Portfolio Overview” section of this prospectus). Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses.” To achieve these expense caps, BFA and BAL have agreed to waive and/or reimburse fees or expenses if a Portfolio’s operating expenses exceed a certain limit.

BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses of Class K Shares of each Portfolio to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses)

	Contractual Cap Terminating May 1, 2014[2]	Contractual Cap Terminating May 1, 2023[2]
Class K	0.05%	1.05%
[1]	As a percentage of average daily net assets.
[2]

The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of the majority of the outstanding voting securities of the applicable Portfolio.

With respect to the contractual agreements, if during the Portfolio’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BFA or BAL, as applicable, are less than the expense limit for that share class, the share class is required to repay BFA or BAL up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that (i) the Portfolio of which the share class is a part has more than $50 million in assets and (ii) BFA, BAL or an affiliate serves as the Portfolio’s manager or administrator.

A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreements with BFA is available in the Portfolios’ semi-annual report for the period ended June 30, 2012.

Portfolio Managers

Information regarding the portfolio managers of the Master Portfolios is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Master Portfolio shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Leslie Gambon	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2010; Principal of Barclays Global Investors (“BGI”) from 1997 to 2009.
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Portfolios and their shareholders. BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Portfolios. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Portfolios. One or more of the Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Portfolios directly and indirectly invest. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Portfolios. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Portfolios and may result in an Affiliate having positions that are adverse to those of the Portfolios. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Portfolios. As a result, an Affiliate may compete with the Portfolios for appropriate investment opportunities. The results of the Portfolios’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Portfolios could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Portfolios may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Portfolios. Transactions by one or more Affiliate-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolios. The Portfolios’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Portfolios may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Portfolios also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolios or who engage in transactions with or for the Portfolios, and may receive compensation for such services. The Portfolios may also make brokerage and other payments to Affiliates in connection with the Portfolios’ portfolio investment transactions.

Under a securities lending program approved by MIP’s Board of Trustees, the Master Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolios, including a fee based on the returns earned on the Master Portfolios’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

Valuation of Portfolio Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Portfolio calculates the net asset value of each class of its shares (generally by using market quotations) each day the NYSE is open as of the close of business on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Each Portfolio’s assets and liabilities are valued primarily on the basis of market quotations. Equity investments and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Portfolio values fixed income portfolio securities and non-exchange traded derivatives using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board of Trustees. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost. Shares of underlying open-end funds are valued at net asset value.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by a Portfolio may trade on weekends or other days when the Portfolio does not price its shares. As a result, a Portfolio’s net asset value may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Generally, trading in foreign securities, U.S. Government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BFA to be reliable, a Portfolio’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with procedures approved by the Trust’s Board of Trustees. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BFA believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its business judgment prior to or at the time of pricing a Portfolio’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Portfolio. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Portfolio’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Portfolio’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio’s net asset value.

A Portfolio may accept orders from certain authorized financial intermediaries or their designees. A Portfolio will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Portfolio after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the
Portfolio pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Portfolio will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Portfolio may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Portfolio at net asset value or may be taken in cash. If you would like to receive dividends in cash, contact your financial adviser, selected securities dealer, other financial intermediary or BNY Mellon Investment Servicing (US) Inc., each Portfolio’s transfer agent. Although this cannot be predicted with any certainty, each Portfolio anticipates that the majority of its dividends, if any, will consist of capital gains.

Because of the special tax rules applicable to investments by qualified plans exempt from tax under section 401(a) of the Internal Revenue Code, if you invest through such a plan, you will not be taxed on dividends paid by a Portfolio or on the proceeds of a redemption or an exchange of shares of a Portfolio, provided the shares are not debt-financed property to you. Different tax consequences apply to a shareholder that does not satisfy the requirements of Section 401(a) or 501(a) of the Internal Revenue Code.

Each Master Portfolio and each Portfolio will operate so that the Portfolios satisfy the requirements under the Internal Revenue Code for taxation as a regulated investment company, and by satisfying those requirements and distributing its net investment income and net capital gain, as described above, each Portfolio will seek to avoid incurring liability for federal income tax that would affect its investment return. However, dividends and interest received by the Portfolios may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain on investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012. However, net investment income does not include distributions from qualified plans exempt from tax under Section 401(a) of Internal Revenue Code.

A 30% withholding tax may be imposed on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2016 to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the U.S. Internal Revenue Service detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

This section summarizes some of the consequences under current Federal tax law of an investment in a Portfolio. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in a Portfolio under all applicable tax laws.

Financial Highlights

The Financial Highlights tables are intended to help you understand a Portfolio’s financial performance for the period shown. Certain information reflects the financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report on the Portfolios, along with each Portfolio’s financial statements, is included in the Portfolios’ Annual Report, which is available upon request.

LifePath Index Retirement Portfolio

	Class K
	Year Ended December 31, 2012	Period May 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.77	$10.00
Net investment income[2]	0.21	0.16
Net realized and unrealized gain (loss)	0.69	(0.22)
Net increase (decrease) from investment operations	0.90	(0.06)
Dividends and distributions from:[3]
Net investment income	(0.16)	(0.16)
Net realized gain	(0.02)	—
Tax return of capital	—	(0.01)
Total dividends and distributions	(0.18)	(0.17)
Net asset value, end of period	$10.49	$9.77
Total Investment Return[4]
Based on net asset value	9.17%	(0.59)%[5]
Ratios to Average Net Assets[6]
Total expenses	0.28%[7,8]	6.71%[9,10,11,12]
Total expenses after fees waived and/or reimbursed	0.15%[7,8]	0.15%[9,10,11]
Net investment income	2.02%[7,8]	2.87%[9,10,11]
Supplemental Data
Net assets, end of period (000)	$173,667	$1,905
Portfolio turnover of the Master Portfolio	1%	1%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.04%.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.02%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.
[10]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.38%.
[11]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.04%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.74%.

Financial Highlights (continued)

LifePath Index 2020 Portfolio

	Class K
	Year Ended December 31, 2012	Period May 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.48	$10.00
Net investment income[2]	0.22	0.15
Net realized and unrealized gain (loss)	0.85	(0.52)
Net increase (decrease) from investment operations	1.07	(0.37)
Dividends and distributions from:[3]
Net investment income	(0.16)	(0.14)
Net realized gain	(0.03)	—
Tax return of capital	—	(0.01)
Total dividends and distributions	(0.19)	(0.15)
Net asset value, end of period	$10.36	$9.48
Total Investment Return[4]
Based on net asset value	11.36%	(3.71)%[5]
Ratios to Average Net Assets[6]
Total expenses	0.28%[7,8]	6.81%[9,10,11,12]
Total expenses after fees waived and/or reimbursed	0.16%[7,8]	0.18%[9,10,11]
Net investment income	2.20%[7,8]	2.70%[9,10,11]
Supplemental Data
Net assets, end of period (000)	$249,157	$1,848
Portfolio turnover of the Master Portfolio	1%	1%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.04%.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.03%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.
[10]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.48%.
[11]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.05%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.84%

Financial Highlights (continued)

LifePath Index 2025 Portfolio

	Class K
	Year Ended December 31, 2012	Period May 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.35	$10.00
Net investment income[2]	0.23	0.14
Net realized and unrealized gain (loss)	0.92	(0.65)
Net increase (decrease) from investment operations	1.15	(0.51)
Dividends and distributions from:[3]
Net investment income	(0.16)	(0.13)
Net realized gain	(0.04)	—
Tax return of capital	—	(0.01)
Total dividends and distributions	(0.20)	(0.14)
Net asset value, end of period	$10.30	$9.35
Total Investment Return[4]
Based on net asset value	12.34%	(5.10)%[5]
Ratios to Average Net Assets[6]
Total expenses	0.37%[7,8]	6.87%[9,10,11,12]
Total expenses after fees waived and/or reimbursed	0.16%[7,8]	0.18%[9,10,11]
Net investment income	2.26%[7,8]	2.58%[9,10,11]
Supplemental Data
Net assets, end of period (000)	$113,655	$1,823
Portfolio turnover of the Master Portfolio	0%[13]	0%[13]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.07%.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.03%, although the ratio does include the LifePath Index Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.
[10]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.53%.
[11]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.89%.
[13]	Rounds to less than 1%.

Financial Highlights (continued)

LifePath Index 2030 Portfolio

	Class K
	Year Ended December 31, 2011	Period May 31, 2011[1] to December 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$9.24	$10.00
Net investment income[2]	0.24	0.14
Net realized and unrealized gain (loss)	0.98	(0.77)
Net increase (decrease) from investment operations	1.22	(0.63)
Dividends and distributions from:[3]
Net investment income	(0.17)	(0.12)
Net realized gain	(0.04)	—
Tax return of capital	—	(0.01)
Total dividends and distributions	(0.21)	(0.13)
Net asset value, end of period	$10.25	$9.24
Total Investment Return[4]
Based on net asset value	13.28%	(6.28)%[5]
Ratios to Average Net Assets[6]
Total expenses	0.31%[7,8]	6.94%[9,10,11,12]
Total expenses after fees waived and/or reimbursed	0.17%[7,8]	0.19%[9,10,11]
Net investment income	2.37%[7,8]	2.50%[9,10,11]
Supplemental Data
Net assets, end of period (000)	$175,849	$1,802
Portfolio turnover of the Master Portfolio	2%	0%[13]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.05%.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.04%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.
[10]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.57%.
[11]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 6.96%.
[13]	Rounds to less than 1%.

Financial Highlights (continued)

LifePath Index 2035 Portfolio

	Class K
	Year Ended December 31, 2012	Period May 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.14	$10.00
Net investment income[2]	0.24	0.13
Net realized and unrealized gain (loss)	1.04	(0.87)
Net increase (decrease) from investment operations	1.28	(0.74)
Dividends and distributions from:[3]
Net investment income	(0.17)	(0.11)
Net realized gain	(0.05)	—
Tax return of capital	—	(0.01)
Total dividends and distributions	(0.22)	(0.12)
Net asset value, end of period	$10.20	$9.14
Total Investment Return[4]
Based on net asset value	14.07%	(7.35)%[5]
Ratios to Average Net Assets[6]
Total expenses	0.48%[7,8]	7.02%[9,10,11,12]
Total expenses after fees waived and/or reimbursed	0.17%[7,8]	0.19%[9,10,11]
Net investment income	2.43%[7,8]	2.43%[9,10,11]
Supplemental Data
Net assets, end of period (000)	$76,095	$1,782
Portfolio turnover of the Master Portfolio	1%	0%[13]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.10%.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.04%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.
[10]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.61%.
[11]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.05%.
[13]	Rounds to less than 1%.

Financial Highlights (continued)

LifePath Index 2040 Portfolio

	Class K
	Year Ended December 31, 2012	Period May 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.04	$10.00
Net investment income[2]	0.25	0.13
Net realized and unrealized gain (loss)	1.10	(0.97)
Net increase (decrease) from investment operations	1.35	(0.84)
Dividends and distributions from:[3]
Net investment income	(0.18)	(0.11)
Net realized gain	(0.03)	—
Tax return of capital	—	(0.01)
Total dividends and distributions	(0.21)	(0.12)
Net asset value, end of period	$10.18	$9.04
Total Investment Return[4]
Based on net asset value	15.03%	(8.42)%[5]
Ratios to Average Net Assets[6]
Total expenses	0.39%[7,8]	7.06%[9,10,11,12]
Total expenses after fees waived and/or reimbursed	0.18%[7,8]	0.20%[9,10,11]
Net investment income	2.52%[7,8]	2.36%[9,10,11]
Supplemental Data
Net assets, end of period (000)	$90,476	$1,763
Portfolio turnover of the Master Portfolio	3%	0%[13]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.07%.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.04%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.
[10]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.65%.
[11]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.09%.
[13]	Rounds to less than 1%.

Financial Highlights (continued)

LifePath Index 2045 Portfolio

	Class K
	Year Ended December 31, 2012	Period May 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$8.94	$10.00
Net investment income[2]	0.26	0.12
Net realized and unrealized gain (loss)	1.13	(1.07)
Net increase (decrease) from investment operations	1.39	(0.95)
Dividends and distributions from:[3]
Net investment income	(0.18)	(0.10)
Net realized gain	(0.02)	—
Tax return of capital	—	(0.01)
Total dividends and distributions	(0.20)	(0.11)
Net asset value, end of period	$10.13	$8.94
Total Investment Return[4]
Based on net asset value	15.61%	(9.49)%[5]
Ratios to Average Net Assets[6]
Total expenses	0.89%[7,8]	7.12%[9,10,11,12]
Total expenses after fees waived and/or reimbursed	0.18%[7,8]	0.21%[9,10,11]
Net investment income	2.60%[7,8]	2.29%[9,10,11]
Supplemental Data
Net assets, end of period (000)	$31,724	$1,744
Portfolio turnover of the Master Portfolio	2%	0%[13]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.24%.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.04%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.
[10]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.69%.
[11]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.15%.
[13]	Rounds to less than 1%.

Financial Highlights (continued)

LifePath Index 2050 Portfolio

	Class K
	Year Ended December 31, 2012	Period May 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$8.86	$10.00
Net investment income[2]	0.26	0.12
Net realized and unrealized gain (loss)	1.19	(1.16)
Net increase (decrease) from investment operations	1.45	(1.04)
Dividends and distributions from:[3]
Net investment income	(0.19)	(0.09)
Net realized gain	(0.01)	—
Tax return of capital	—	(0.01)
Total dividends and distributions	(0.20)	(0.10)
Net asset value, end of period	$10.11	$8.86
Total Investment Return[4]
Based on net asset value	16.37%	(10.34)%[5]
Ratios to Average Net Assets[6]
Total expenses	0.99%[7,8]	7.17%[9,10,11,12]
Total expenses after fees waived and/or reimbursed	0.19%[7,8]	0.21%[9,10,11]
Net investment income	2.67%[7,8]	2.25%[9,10,11]
Supplemental Data
Net assets, end of period (000)	$23,342	$1,727
Portfolio turnover of the Master Portfolio	3%	0%[13]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.27%.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.05%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.
[10]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.71%.
[11]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.19%.
[13]	Rounds to less than 1%.

Financial Highlights (concluded)

LifePath Index 2055 Portfolio

	Class K
	Year Ended December 31, 2012	Period May 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$8.80	$10.00
Net investment income[2]	0.26	0.12
Net realized and unrealized gain (loss)	1.21	(1.22)
Net increase (decrease) from investment operations	1.47	(1.10)
Dividends and distributions from:[3]
Net investment income	(0.22)	(0.09)
Tax return of capital	(0.00)[4]	(0.01)
Total dividends and distributions	(0.22)	(0.10)
Net asset value, end of period	$10.05	$8.80
Total Investment Return[5]
Based on net asset value	16.83%	(10.96)%[6]
Ratios to Average Net Assets[7]
Total expenses	3.71%[8,9]	7.21%[10,11,12,13]
Total expenses after fees waived and/or reimbursed	0.19%[8,9]	0.21%[10,11,13]
Net investment income	2.71%[8,9]	2.24%[10,11,13]
Supplemental Data
Net assets, end of period (000)	$4,706	$1,716
Portfolio turnover of the Master Portfolio	8%	0%[14]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Amount is greater than ($0.00) per share.
[5]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[8]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 1.18%.
[9]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.05%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[10]	Annualized.
[11]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.74%.
[12]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of approximately 0.08%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[13]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.22%.
[14]	Rounds to less than 1%.

General Information

Shareholder Documents

Electronic Access To Annual Reports, Semi-Annual Reports And Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Portfolio’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks Or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

■	Access the BlackRock website at http://www.blackrock.com/edelivery; and

■	Log into your account.

Delivery Of Shareholder Documents

The Portfolios deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Portfolios at (800) 441-7762.

Certain Portfolio Policies

Anti-Money Laundering Requirements

The Portfolios are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Portfolios to verify their identity. The Portfolios also reserve the right to redeem any amounts in a Portfolio from persons whose identity it is unable to verify on a timely basis. It is the Portfolios’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about a Portfolio, including how it invests, please see the SAI.

For a discussion of a Portfolio’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Disclaimers

The iShares Core S&P 500 ETF, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the “iShares S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s or its affiliates. Standard & Poor’s and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor’s Indexes to track general stock market performance. Standard & Poor’s and its affiliates’ only relationship to the iShares Trust (as used in these Disclaimers, the “Trust”), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor’s and its affiliates and of the Standard & Poor’s Indexes, which are determined, composed and calculated by Standard & Poor’s and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor’s and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor’s Indexes. Standard & Poor’s and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor’s and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard & Poor’s and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor’s Indexes or any data included therein and Standard & Poor’s and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor’s Indexes or any data included therein. Standard & Poor’s and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor’s Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor’s and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor’s Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the “iShares Russell Funds”) are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group’s and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares J.P. Morgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, to the owners of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares J.P. Morgan USD Emerging Markets Bond Fund particularly or the ability of the J.P. Morgan EMBI Global Core Index to track general bond market performance. J.P. Morgan’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of J.P. Morgan and of the J.P. Morgan EMBI Global Core Index which is determined, composed and calculated by J.P. Morgan without regard to the Trust, BTC, BFA or the iShares J.P. Morgan USD Emerging Markets Bond Fund. J.P. Morgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the J.P. Morgan EMBI Global Core Index. J.P. Morgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund are to be converted into cash. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of the iShares J.P. Morgan USD Emerging Markets Bond Fund. J.P. Morgan does not guarantee the accuracy or the completeness of the J.P. Morgan EMBI Global Core Index or any data included therein and J.P. Morgan shall have no liability for any errors, omissions, or interruptions therein. J.P. Morgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the J.P. Morgan USD Emerging Markets Bond Fund or any other person or entity from the use of the J.P. Morgan EMBI Global Core Index or any data included therein. J.P. Morgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the J.P. Morgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall J.P. Morgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the J.P. Morgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx $ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $

Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares Core MSCI Total International Stock ETF, iShares MSCI Canada Index Fund, iShares MSCI Canada Small Cap Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund, iShares MSCI Emerging Markets Index Fund and iShares MSCI Emerging Markets Small Cap Index Fund (the “iShares MSCI Index Funds”) are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee’s customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury

Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Core Total U.S. Bond Market ETF, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the “Barclays Capital Funds”) are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds’ underlying indexes (the “Underlying Indexes”) to track general bond market performance. Barclays Capital’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Glossary

The glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Portfolios, please see the SAI.

Acquired Fund Fees And Expenses — fees and expenses charged by other investment companies in which a Portfolio invests a portion of its assets.

Administration Fee — a fee paid to the administrator for providing administrative services to a Portfolio.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Portfolio.

Barclays U.S. Aggregate Bond Index — an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

Distribution Fees — fees used to support the Portfolio’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

LifePath Index Custom Benchmark — a customized weighted index comprised of different indexes which are representative of the asset classes in which a Portfolio invests according to their weightings as of the most recent quarter end.

Management Fee — a fee paid to BFA for managing a Master Portfolio.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Russell 1000® Index — measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sale charges that you may pay when you buy or sells shares of a Portfolio.

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For More Information

Portfolios and Service Providers

PORTFOLIOS

BlackRock Funds III

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

400 Howard Street

San Francisco, California 94105

(800) 441-7762

MANAGER

BlackRock Fund Advisors

400 Howard Street

San Francisco, California 94105

ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

ACCOUNTING SERVICES PROVIDER

State Street Bank & Trust Company

100 Summer Street

Boston, Massachusetts 02110

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

State Street Bank & Trust Company

100 Summer Street

Boston, Massachusetts 02110

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Portfolios is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each Portfolio’s investments. The annual report describes the Portfolio’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolio’s performance for the last fiscal year.

Statement of Additional Information

A Statement of Additional Information (“SAI”), dated April 30, 2013, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Portfolio, may be obtained free of charge, along with each Portfolio’s annual and semi-annual reports, by calling (800) 441-7762, on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Questions

If you have any questions about the Portfolios, please: call: (800) 441-7762 (toll free) 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day.

World Wide Web

General Portfolio information and specific Portfolio performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus.

Written Correspondence

BlackRock Funds III

PO Box 9819

Providence, RI 02940-8019

Overnight Mail

BlackRock Funds III

4400 Computer Drive

Westborough, MA 01588

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of the Portfolios’ policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about a Portfolio, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling the SEC directly at (800) SEC-0330.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

PRO-LPIND-K-0413